Dividends	12 Months Ended
Dec. 31, 2025
Cash [abstract]
Dividends	B5 Dividends
First and second interim dividends are recorded in the period in which they are paid. Cash and scrip dividends are initially recorded in the statement of changes in equity as a deduction from retained earnings, at the value of the cash paid, or the cash equivalent to the scrip dividend. For scrip dividends settled by a new issue of shares the deduction from retained earnings is subsequently reversed and an amount equal to the nominal value of shares issued is transferred to share capital from share premium or the capital redemption reserve.

	2025		2024		2023
	Cents per share	$m	Cents per share	$m	Cents per share	$m
Dividends relating to reporting year:*
First interim dividend	7.71¢	197	6.84¢	185	6.26¢	172
Second interim dividend	18.89¢	481	16.29¢	433	14.21¢	392
Total relating to reporting year	26.60¢	678	23.13¢	618	20.47¢	564
Dividends paid in reporting year:
Current year first interim dividend	7.71¢	197	6.84¢	185	6.26¢	172
Second interim dividend for prior year	16.29¢	426	14.21¢	390	13.04¢	361
Total paid in reporting year	24.00¢	623	21.05¢	575	19.30¢	533
*Calculated using the outstanding number of ordinary shares as at 31 December 2025.
Dividend per share
The 2025 first interim dividend of 7.71 cents per ordinary share was paid to eligible shareholders on 16 October 2025.
On 13 May 2026, Prudential will pay a second interim dividend of 18.89 cents per ordinary share for the year ended 31 December
2025. The second interim dividend will be paid to shareholders recorded on the UK register at 5.00pm (Greenwich Mean Time) and to shareholders recorded on the HK branch register at 4.30pm (Hong Kong Time) on 27 March 2026 (Record Date), and also to the holders of US American Depositary Receipts (ADRs) as at 27 March 2026. The second interim dividend will be paid on or about
20 May 2026 to shareholders with shares standing to the credit of their securities accounts with the Central Depository (Pte)
Limited (CDP) at 5.00pm (Singapore Time) on the Record Date.
Shareholders holding shares on the UK or HK share registers will continue to receive their dividend payments in either GBP or
HKD, respectively, unless they elect to receive dividend payments in USD or in the form of new fully paid ordinary shares (scrip dividend alternative). A scrip dividend alternative will again be offered which will involve the issuance of relevant new ordinary shares on the Hong Kong line only. The scrip dividend alternative is offered in addition to the Dividend Reinvestment Plan (DRIP), which continues to be available to shareholders on the UK register.
Elections regarding currency, scrip dividend or DRIP must be received by the relevant UK or HK share registrar on or before
21 April 2026. The corresponding amounts per share in GBP and HKD are expected to be announced on or about 28 April 2026.
The USD to GBP and HKD conversion rates will be determined by the actual rates achieved by Prudential buying those currencies prior to the subsequent announcement.
Shareholders holding an interest in Prudential shares through the CDP in Singapore will continue to receive their dividend payments in SGD based on the prevailing market exchange rate, unless they elect to participate in the scrip dividend alternative for which elections must be made through the CDP by 14 April 2026.
Holders of ADRs will continue to receive their dividend payments in USD.